General and Administrative Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
General and Administrative Expenses
Salaries and benefits	$ 10.1	$ 10.2
Professional fees	7.4	5.2
Community contributions	1.6	1.4
Board of Directors' costs	0.4	0.5
Office, insurance and other expenses	7.1	6.2
General and administrative expenses	$ 26.6	$ 23.5